LOANS AND FINANCING (Table)	12 Months Ended
Dec. 31, 2017
LOANS AND FINANCING
Schedule of loans and financing

	Annual charges (*)	2017	2016
Working capital	7.36%	2,739,258	3,468,490
Financing of property, plant and equipment and others	8.58%	2,108,216	2,855,860
Ten/Thirty Year Bonds	5.84%	11,614,182	14,093,460

Total Loans and Financing		16,461,656	20,417,810

Current		2,004,341	4,458,220
Non-current		14,457,315	15,959,590

Principal amount of loans and Financing		16,207,120	20,049,854
Interest accrued of loans and Financing		254,536	367,956

Total Loans and Financing		16,461,656	20,417,810

(*) Weighted average effective interest costs on December 31, 2017.

Schedule of loans and financing by currency
	2017	2016
Brazilian Real (BRL)	2,710,308	3,228,759
U.S. Dollar (USD)	13,333,669	16,487,116
Other currencies	417,679	701,935

	16,461,656	20,417,810

Schedule of amortization of long term loans and financing
	2017	2016
2018	—	1,679,416
2019	873,274	875,319
2020	3,158,211	3,261,435
2021	1,730,177	3,500,937
2022	147,715	150,916
2023 on	8,547,938	6,491,567

	14,457,315	15,959,590